S000013499 [Member] Investment Strategy - iShares Preferred and Income Securities ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the ICE Exchange-Listed Preferred & Hybrid Securities Index (the “Underlying Index”), which measures the performance of a select group of exchange-listed, U.S. dollar-denominated preferred securities, hybrid securities and convertible preferred securities listed on the New York Stock Exchange (“NYSE”) or the Nasdaq Capital Market. The Underlying Index includes issuances of preferred stocks with amounts outstanding over $100 million, convertible preferred stock with at least $50 million face amount outstanding, and hybrid securities with at least $250 million face amount outstanding, that meet minimum maturity and other requirements, as applicable, as determined by ICE Data Indices, LLC (the “Index Provider” or “ICE Data”).
In general, preferred stock is a class of equity security that pays a specified dividend that must be paid before any dividends can be paid to common stockholders and takes precedence over common stock in the event of a company’s liquidation. In general, a “hybrid” security refers to a security which combines both debt and equity characteristics. In general, hybrid securities included in the Underlying Index, like traditional preferred stock, have preference over the common stock within an issuer’s capital structure, and are issued and traded in a similar manner to traditional preferred stock. Like debt securities and preferred stock (but unlike common stock), issuers of hybrid securities included in the Underlying Index may make fixed, periodic payments to the holders of such securities. Like preferred stock, issuers of hybrid securities included in the Underlying Index have the ability to defer dividend payments and to extend such securities’ maturity dates.
Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights. Preferred stocks have economic characteristics similar to fixed-income securities. Preferred stocks and hybrid securities generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate.
Additionally, preferred stocks and hybrid securities often have a liquidation value that generally equals the original purchase price of such security at the date of issuance. The Underlying Index may include many different categories of preferred stock and hybrid securities, such as floating and fixed rate preferreds, fixed-to-floating rate securities, callable preferreds, convertible preferreds, cumulative and non-cumulative preferreds, certain capital securities, trust preferreds or various other preferred stock and hybrid securities. The total allocation to an individual issuer across the entire Underlying Index is limited to 4.75%. The Underlying Index uses a market capitalization weighted methodology subject to certain constraints and is rebalanced monthly.
The Underlying Index may include large-, mid- or small-capitalization companies and includes preferred stocks and hybrid securities of non-U.S. issuers. As of March 31, 2026, a significant portion of the Underlying Index was represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is owned, maintained and administered by the Index Provider, ICE Data, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.